Shareholders’ equity - Schedule of Other Reserves Including Other Comprehensive Income (Detail) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure of reserves within equity [line items]
Other reserves	€ (175,415)	€ (161,631)
Share-based payments reserve
Disclosure of reserves within equity [line items]
Other reserves	71,395	85,183
Non-controlling interests options reserve
Disclosure of reserves within equity [line items]
Other reserves	(114,247)	(114,247)
Other
Disclosure of reserves within equity [line items]
Other reserves	€ (132,563)	€ (132,567)